Taxation - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, $ in Thousands, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 JPY (¥)
Income Taxes [Line Items]
Statutory rate	25.00%	25.00%
Non-PRC			¥ (171,819,000)		¥ (386,072,000)
Paid-in capital	¥ 2,736,117,000		2,722,504,000					$ 391,260
Total deferred tax assets before valuation allowances	1,020,232,000		1,008,308,000					145,891
Valuation allowances	903,571,000		874,116,000		786,853,000			129,209	$ 124,997
Undistributed earnings	¥ 908,915,000		830,060,000					129,973
Withholding income tax rate for dividend paid to foreign tax resident investors (as a percent)	10.00%	10.00%
Taxable losses	¥ 4,305,291,000	$ 615,648
Inome taxes paid, net of refunds	11,732,000	1,678	2,688,000		1,752,000
Unrecognized tax benefit	155,534,000		163,120,000		168,416,000			22,241	$ 23,326
Unrecognized tax benefit net against deferred tax loss carryforwards	9,706,000	1,388	10,959,000
Unrecognized tax benefit presented in the other non-current liabilities line item	145,828,000	20,853	152,161,000
Amount of unrecognized tax benefits that if recognized would impact the annual effective tax rate	145,828,000		152,161,000					20,853
Interest accrued related to unrecognized tax benefits	1,313,000		3,585,000					188
Interest related to unrecognized tax benefits	2,272,000	325	2,424,000		847,000
Penalties related to unrecognised tax benefits	0
Income tax holiday, aggregate dollar amount	(28,496,000)	(4,075)	(29,949,000)		(2,981,000)
ASU 2023-09
Income Taxes [Line Items]
Inome taxes paid, net of refunds	11,732,000	1,678	2,688,000		¥ 1,752,000
Maximum [Member]
Income Taxes [Line Items]
Unrecognized deferred income tax liabilities	90,892,000		83,006,000					12,997
Minimum [Member]
Income Taxes [Line Items]
Unrecognized deferred income tax liabilities	45,446,000		¥ 41,503,000					$ 6,499
HONG KONG
Income Taxes [Line Items]
Non-PRC	¥ 51,817,000	$ 7,410
HONG KONG | HK Zoom
Income Taxes [Line Items]
Foreign statutory tax rate	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
HONG KONG | HK Zoom | First HK$2 Million of Profits Earned
Income Taxes [Line Items]
Foreign statutory tax rate			8.25%	8.25%	8.25%	8.25%	8.25%
Non-PRC | $				$ 2		$ 2	$ 2
Japan
Income Taxes [Line Items]
Non-PRC	¥ 48,387,000	$ 6,920
Japan | ASU 2023-09
Income Taxes [Line Items]
Inome taxes paid, net of refunds	¥ 10,212,000	$ 1,460
Japan | Japan Kingsoft
Income Taxes [Line Items]
Foreign statutory tax rate							23.20%
Reduction in tax rate for stated period following the exemption period	23.20%	23.20%	23.20%	23.20%
Paid-in capital					¥ 90,000,000					¥ 8
Foreign statutory tax rate over stated taxable income level					15.00%	15.00%
PRC
Income Taxes [Line Items]
Statutory rate	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Withholding income tax rate for dividend paid to foreign tax resident investors (as a percent)	10.00%	10.00%
Taxable losses	¥ 4,079,565,000	$ 583,370
PRC | ASU 2023-09
Income Taxes [Line Items]
Inome taxes paid, net of refunds	¥ 941,000	$ 135
PRC | Reduction in Taxes [Member]
Income Taxes [Line Items]
Withholding tax, reduction	5.00%	5.00%
PRC | Maximum [Member]
Income Taxes [Line Items]
Taxable loss expiration Year	2035	2035
PRC | Minimum [Member]
Income Taxes [Line Items]
Taxable loss expiration Year	2026	2026
PRC | New Software Development Enterprise
Income Taxes [Line Items]
Income tax holiday, aggregate dollar amount	¥ 6,792,000	$ 971	¥ 436,000		¥ (3,457,000)
Income tax holiday and preferential tax rates, income tax benefits per share | (per share)	¥ 0.0044	$ 0.0006	¥ 0.0003		¥ 0.0023
PRC | Beijing Kingsoft Cheetah Technology Co | HNTE
Income Taxes [Line Items]
Preferential tax rate	15.00%	15.00%
PRC | Zhu Hai Heng Qin New Area
Income Taxes [Line Items]
Preferential tax rate	15.00%	15.00%
PRC | Zhuhai Baohaowan Technology Co., Ltd.
Income Taxes [Line Items]
Preferential tax rate	15.00%	15.00%
PRC | Zhuhai Hainiao Technology Co., Ltd.
Income Taxes [Line Items]
Preferential tax rate	15.00%	15.00%
PRC | Beijing OrionStar Technology Co. Ltd | HNTE
Income Taxes [Line Items]
Preferential tax rate	15.00%	15.00%
PRC | Zhuhai Baoqu Technology | HNTE
Income Taxes [Line Items]
Preferential tax rate	15.00%	15.00%
SINGAPORE
Income Taxes [Line Items]
Non-PRC	¥ (16,453,000)	$ (2,353)
SINGAPORE | Cheetah Mobile Singapore
Income Taxes [Line Items]
Foreign statutory tax rate	17.00%	17.00%
Hong Kong, Singapore And Others
Income Taxes [Line Items]
Taxable losses	¥ 225,726,000	$ 32,278
Other Jurisdictions
Income Taxes [Line Items]
Non-PRC	(441,000)	(63)
Other Jurisdictions | ASU 2023-09
Income Taxes [Line Items]
Inome taxes paid, net of refunds	¥ 579,000	$ 83